CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit	Treasury Stock	Common stock	Non-voting common stock
Beginning Balance, value at Mar. 31, 2008	$ 305,314	$ 869,695		$ (456,567)	$ (107,322)
Beginning Balance, shares at Mar. 31, 2008					(7,878,182,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under employee stock plans	7,059	7,049
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards		707			(707)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards (in shares)					(61,067,000)
Share-based compensation expense	14,884	14,884
Excess tax benefit from share-based compensation	80	80
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	(4,958)
NET INCOME (LOSS)	130,505			130,505
Ending Balance, value at Mar. 31, 2009	434,888	892,415		(326,062)	(126,025)
Ending Balance, shares at Mar. 31, 2009					(9,508,451,000)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under employee stock plans	2,593	2,586
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards		972			(972)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards (in shares)					(108,410,000)
Share-based compensation expense	14,107	14,107
Excess tax benefit from share-based compensation	246	246
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	3,092
NET INCOME (LOSS)	(39,626)			(39,626)
Ending Balance, value at Mar. 31, 2010	412,616	910,326	(3,392)	(365,688)	(129,681)	1,047	4
Ending Balance, shares at Mar. 31, 2010					(9,945,265)	104,815,328	382,632
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under employee stock plans	598	594				4
Issuance of common stock under employee stock plans (in shares)						580,313
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards		1,384			(1,384)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards (in shares)					(121,550)
Share-based compensation expense	15,131	15,131
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	431		431
NET INCOME (LOSS)	(32,458)			(32,458)
Ending Balance, value at Dec. 31, 2010	396,318	927,435	(2,961)	(398,146)	(131,065)	1,051	4
Ending Balance, shares at Dec. 31, 2010					(10,066,815)	105,395,641	382,632
Beginning Balance, value at Mar. 31, 2010	412,616	910,326		(365,688)	(129,681)		4
Beginning Balance, shares at Mar. 31, 2010					(9,945,265)		382,632
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under employee stock plans	4,744	4,736
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards		1,414			(1,414)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards (in shares)					(123,943,000)
Share-based compensation expense	19,819	19,819
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	379
NET INCOME (LOSS)	(45,540)			(45,540)
Ending Balance, value at Mar. 31, 2011	392,018	936,295	(3,013)	(411,228)	(131,095)	1,055	4
Ending Balance, shares at Mar. 31, 2011					(10,069,208)	105,771,507	382,632
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to Elan Corporation, plc in connection with the purchase of Elan Drug Technologies	525,074	524,755				319
Issuance of common stock to Elan Corporation, plc in connection with the purchase of Elan Drug Technologies (in shares)						31,900,000
Issuance of common stock under employee stock plans	13,051	13,031				20
Issuance of common stock under employee stock plans (in shares)						1,960,347
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards		3,522			(3,522)
Receipt of Alkermes' stock for the purchase of stock options or to satisfy minimum tax withholding obligations related to stock based awards (in shares)					(197,856)
Share-based compensation expense	21,812	21,812
Excess tax benefit from share-based compensation	3,127	3,127
Conversion of non-voting common stock to common stock						4	(4)
Conversion of non-voting common stock to common stock (in shares)						382,632	(382,632)
Cancellation of treasury stock		(134,098)			134,200	(102)
Cancellation of treasury stock (in shares)					10,240,031	(10,240,031)
Unrealized gain/(loss) on marketable securities, net of tax $1,831 for 2010 and $225 for 2011	368		368
Unrealized loss on cash flow hedge, net of tax of $145	(276)		(276)
NET INCOME (LOSS)	(50,321)			(50,321)
Ending Balance, value at Dec. 31, 2011	$ 904,853	$ 1,368,444	$ (2,921)	$ (461,549)	$ (417)	$ 1,296
Ending Balance, shares at Dec. 31, 2011					(27,033)	129,774,455